Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thrivent Mutual Funds
Entity Central Index Key	0000811869
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000003588
Shareholder Report [Line Items]
Fund Name	Thrivent Diversified Income Plus Fund
Class Name	A
Trading Symbol	AAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Diversified Income Plus Fund (the Fund) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended December 31, 2024, Diversified Income Plus Fund (excluding sales charge), earned a return of 6.81%, outperforming the average return of its peer group, the Morningstar Conservative Allocation category which returned 5.41%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/14	9,550	10,000	10,000	10,000	10,000	10,000
12/15	9,491	9,764	10,055	9,728	10,151	9,913
12/16	10,127	10,531	10,321	11,099	10,321	10,657
12/17	11,037	13,056	10,687	11,867	10,577	13,045
12/18	10,694	11,827	10,688	11,644	10,682	11,908
12/19	12,097	14,973	11,620	13,412	11,360	15,203
12/20	12,904	17,406	12,492	14,440	11,800	17,621
12/21	13,707	20,633	12,299	15,111	11,677	21,465
12/22	11,975	16,844	10,699	13,513	10,298	17,571
12/23	13,130	20,584	11,291	15,210	10,817	21,751
12/24	14,025	24,183	11,432	16,239	10,947	25,812

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	6.81%	3.00%	3.92%
Class A (including max sales charge)Footnote Reference1	2.06%	2.06%	3.45%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	6.77%	3.90%	4.97%
Bloomberg U.S. Mortgage-Backed Securities Index	1.20%	-0.74%	0.91%
MSCI World Index - USD Net Returns	18.67%	11.17%	9.95%

AssetsNet	$ 975,807,380
Holdings Count | Holding	1,957
Advisory Fees Paid, Amount	$ 5,213,972
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$975,807,380	1,957	50%	$5,213,972

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	68.9%
Common Stock	14.8%
Registered Investments Companies	9.9%
Short-Term Investments	4.9%
Preferred Stock	1.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.9%
U.S. Treasury Notes	3.0%
U.S. Treasury Notes	1.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
U.S. Treasury Notes	1.2%
Thrivent Core International Equity Fund	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended December 31, 2024.

C000003590
Shareholder Report [Line Items]
Fund Name	Thrivent Diversified Income Plus Fund
Class Name	S
Trading Symbol	THYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Diversified Income Plus Fund (the Fund) for the 12 months ended December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended December 31, 2024, Diversified Income Plus Fund, earned a return of 7.01%, outperforming the average return of its peer group, the Morningstar Conservative Allocation category which returned 5.41%. The Fund’s broad-based benchmark MSCI All Country World Index - USD Net Returns earned a return of 17.49% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/14	10,000	10,000	10,000	10,000	10,000	10,000
12/15	9,981	9,764	10,055	9,728	10,151	9,913
12/16	10,671	10,531	10,321	11,099	10,321	10,657
12/17	11,653	13,056	10,687	11,867	10,577	13,045
12/18	11,318	11,827	10,688	11,644	10,682	11,908
12/19	12,833	14,973	11,620	13,412	11,360	15,203
12/20	13,733	17,406	12,492	14,440	11,800	17,621
12/21	14,633	20,633	12,299	15,111	11,677	21,465
12/22	12,796	16,844	10,699	13,513	10,298	17,571
12/23	14,081	20,584	11,291	15,210	10,817	21,751
12/24	15,069	24,183	11,432	16,239	10,947	25,812

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	7.01%	3.26%	4.19%
MSCI All Country World Index - USD Net Returns	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	6.77%	3.90%	4.97%
Bloomberg U.S. Mortgage-Backed Securities Index	1.20%	-0.74%	0.91%
MSCI World Index - USD Net Returns	18.67%	11.17%	9.95%

AssetsNet	$ 975,807,380
Holdings Count | Holding	1,957
Advisory Fees Paid, Amount	$ 5,213,972
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$975,807,380	1,957	50%	$5,213,972

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	68.9%
Common Stock	14.8%
Registered Investments Companies	9.9%
Short-Term Investments	4.9%
Preferred Stock	1.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.9%
U.S. Treasury Notes	3.0%
U.S. Treasury Notes	1.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
U.S. Treasury Notes	1.2%
Thrivent Core International Equity Fund	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended December 31, 2024.